Note 8 Fair Value of Financial Instruments by Levels Active Market (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial instruments at fair value by levels active market [Line Items]
Assets	€ 662,885	€ 733,797	€ 695,471
Liabilities	614,125	683,777	640,546
Level 1 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	32,371	32,555	31,135
Level 1 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | equity instruments [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	15,925	11,367	8,832
Level 1 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | Debt securities [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	11,877	12,790	18,076
Level 1 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | loans and advances [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	615	2,379	697
Level 1 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | Derivatives [member]
Financial instruments at fair value by levels active market [Line Items]
Assets	3,954	6,019	3,530
Level 1 Of Fair Value Hierarchy [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	4,378	3,826	4,305
Level 1 Of Fair Value Hierarchy [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member] | equity instruments [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	4,158	3,612	4,223
Level 1 Of Fair Value Hierarchy [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member] | Debt securities [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	0	4	0
Level 1 Of Fair Value Hierarchy [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member] | loans and advances [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	220	210	82
Level 1 Of Fair Value Hierarchy [Member] | Financial assets at fair value through profit or loss, category [member]
Financial instruments at fair value by levels active market [Line Items]
Assets	916	939	1,214
Level 1 Of Fair Value Hierarchy [Member] | Financial assets at fair value through profit or loss, category [member] | equity instruments [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	0	0	0
Level 1 Of Fair Value Hierarchy [Member] | Financial assets at fair value through profit or loss, category [member] | Debt securities [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	916	939	1,214
Level 1 Of Fair Value Hierarchy [Member] | Financial assets at fair value through profit or loss, category [member] | loans and advances [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	0	0	0
Level 1 Of Fair Value Hierarchy [Member] | Financial assets at fair value through other comprehensive income, category [member]
Financial instruments at fair value by levels active market [Line Items]
Assets	52,157	60,976	50,896
Level 1 Of Fair Value Hierarchy [Member] | Financial assets at fair value through other comprehensive income, category [member] | equity instruments [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	1,178	961	1,794
Level 1 Of Fair Value Hierarchy [Member] | Financial assets at fair value through other comprehensive income, category [member] | Debt securities [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	50,952	59,982	49,070
Level 1 Of Fair Value Hierarchy [Member] | Financial assets at fair value through other comprehensive income, category [member] | loans and advances [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	27	33	33
Level 1 Of Fair Value Hierarchy [Member] | Derivatives hedge accounting [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	63	120	44
Liabilities	53	53	30
Level 1 Of Fair Value Hierarchy [Member] | Financial liabilities held for trading [Member]
Financial instruments at fair value by levels active market [Line Items]
Liabilities	26,215	27,587	26,266
Level 1 Of Fair Value Hierarchy [Member] | Financial liabilities held for trading [Member] | Trading derivatives [Member]
Financial instruments at fair value by levels active market [Line Items]
Liabilities	4,755	7,402	4,425
Level 1 Of Fair Value Hierarchy [Member] | Financial liabilities held for trading [Member] | Short positions [Member]
Financial instruments at fair value by levels active market [Line Items]
Liabilities	15,124	11,805	12,246
Level 1 Of Fair Value Hierarchy [Member] | Financial liabilities held for trading [Member] | deposits [Member]
Financial instruments at fair value by levels active market [Line Items]
Liabilities	6,335	8,381	9,595
Level 1 Of Fair Value Hierarchy [Member] | Financial liabilities at fair value through profit or loss, category [member]
Financial instruments at fair value by levels active market [Line Items]
Liabilities	1	0	0
Level 1 Of Fair Value Hierarchy [Member] | Financial liabilities at fair value through profit or loss, category [member] | Customer deposits [Member]
Financial instruments at fair value by levels active market [Line Items]
Liabilities	0	0	0
Level 1 Of Fair Value Hierarchy [Member] | Financial liabilities at fair value through profit or loss, category [member] | Debt certificates [Member]
Financial instruments at fair value by levels active market [Line Items]
Liabilities	1	0	0
Level 1 Of Fair Value Hierarchy [Member] | Financial liabilities at fair value through profit or loss, category [member] | Other financial liabilities [Member]
Financial instruments at fair value by levels active market [Line Items]
Liabilities	0	0	0
Level 2 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	87,736	71,938	67,262
Level 2 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | equity instruments [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	0	31	0
Level 2 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | Debt securities [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	13,725	11,123	8,178
Level 2 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | loans and advances [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	47,279	26,741	30,491
Level 2 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | Derivatives [member]
Financial instruments at fair value by levels active market [Line Items]
Assets	26,732	34,043	28,593
Level 2 Of Fair Value Hierarchy [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	522	381	92
Level 2 Of Fair Value Hierarchy [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member] | equity instruments [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	394	57	1
Level 2 Of Fair Value Hierarchy [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member] | Debt securities [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	128	324	91
Level 2 Of Fair Value Hierarchy [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member] | loans and advances [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	0	0	0
Level 2 Of Fair Value Hierarchy [Member] | Financial assets at fair value through profit or loss, category [member]
Financial instruments at fair value by levels active market [Line Items]
Assets	176	178	0
Level 2 Of Fair Value Hierarchy [Member] | Financial assets at fair value through profit or loss, category [member] | equity instruments [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	0	0	0
Level 2 Of Fair Value Hierarchy [Member] | Financial assets at fair value through profit or loss, category [member] | Debt securities [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	176	178	0
Level 2 Of Fair Value Hierarchy [Member] | Financial assets at fair value through profit or loss, category [member] | loans and advances [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	0	0	0
Level 2 Of Fair Value Hierarchy [Member] | Financial assets at fair value through other comprehensive income, category [member]
Financial instruments at fair value by levels active market [Line Items]
Assets	7,545	7,866	9,203
Level 2 Of Fair Value Hierarchy [Member] | Financial assets at fair value through other comprehensive income, category [member] | equity instruments [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	36	34	146
Level 2 Of Fair Value Hierarchy [Member] | Financial assets at fair value through other comprehensive income, category [member] | Debt securities [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	7,509	7,832	9,057
Level 2 Of Fair Value Hierarchy [Member] | Financial assets at fair value through other comprehensive income, category [member] | loans and advances [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	0	0	0
Level 2 Of Fair Value Hierarchy [Member] | Derivatives hedge accounting [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	1,733	1,862	1,685
Liabilities	2,573	2,250	2,192
Level 2 Of Fair Value Hierarchy [Member] | Financial liabilities held for trading [Member]
Financial instruments at fair value by levels active market [Line Items]
Liabilities	64,305	56,127	59,438
Level 2 Of Fair Value Hierarchy [Member] | Financial liabilities held for trading [Member] | Trading derivatives [Member]
Financial instruments at fair value by levels active market [Line Items]
Liabilities	26,560	34,046	29,466
Level 2 Of Fair Value Hierarchy [Member] | Financial liabilities held for trading [Member] | Short positions [Member]
Financial instruments at fair value by levels active market [Line Items]
Liabilities	11	504	1
Level 2 Of Fair Value Hierarchy [Member] | Financial liabilities held for trading [Member] | deposits [Member]
Financial instruments at fair value by levels active market [Line Items]
Liabilities	37,733	21,577	29,971
Level 2 Of Fair Value Hierarchy [Member] | Financial liabilities at fair value through profit or loss, category [member]
Financial instruments at fair value by levels active market [Line Items]
Liabilities	8,243	8,558	8,629
Level 2 Of Fair Value Hierarchy [Member] | Financial liabilities at fair value through profit or loss, category [member] | Customer deposits [Member]
Financial instruments at fair value by levels active market [Line Items]
Liabilities	809	902	944
Level 2 Of Fair Value Hierarchy [Member] | Financial liabilities at fair value through profit or loss, category [member] | Debt certificates [Member]
Financial instruments at fair value by levels active market [Line Items]
Liabilities	1,956	3,038	3,274
Level 2 Of Fair Value Hierarchy [Member] | Financial liabilities at fair value through profit or loss, category [member] | Other financial liabilities [Member]
Financial instruments at fair value by levels active market [Line Items]
Liabilities	5,479	4,617	4,410
Level 3 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	3,386	1,386	1,072
Level 3 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | equity instruments [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	37	60	59
Level 3 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | Debt securities [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	189	57	55
Level 3 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | loans and advances [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	2,913	1,148	849
Level 3 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | Derivatives [member]
Financial instruments at fair value by levels active market [Line Items]
Assets	247	121	109
Level 3 Of Fair Value Hierarchy [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	1,186	992	1,160
Level 3 Of Fair Value Hierarchy [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member] | equity instruments [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	751	465	103
Level 3 Of Fair Value Hierarchy [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member] | Debt securities [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	0	28	19
Level 3 Of Fair Value Hierarchy [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member] | loans and advances [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	435	499	1,038
Level 3 Of Fair Value Hierarchy [Member] | Financial assets at fair value through profit or loss, category [member]
Financial instruments at fair value by levels active market [Line Items]
Assets	0	0	0
Level 3 Of Fair Value Hierarchy [Member] | Financial assets at fair value through profit or loss, category [member] | equity instruments [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	0	0	0
Level 3 Of Fair Value Hierarchy [Member] | Financial assets at fair value through profit or loss, category [member] | Debt securities [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	0	0	0
Level 3 Of Fair Value Hierarchy [Member] | Financial assets at fair value through profit or loss, category [member] | loans and advances [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	0	0	0
Level 3 Of Fair Value Hierarchy [Member] | Financial assets at fair value through other comprehensive income, category [member]
Financial instruments at fair value by levels active market [Line Items]
Assets	719	598	1,084
Level 3 Of Fair Value Hierarchy [Member] | Financial assets at fair value through other comprehensive income, category [member] | equity instruments [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	106	105	480
Level 3 Of Fair Value Hierarchy [Member] | Financial assets at fair value through other comprehensive income, category [member] | Debt securities [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	613	493	604
Level 3 Of Fair Value Hierarchy [Member] | Financial assets at fair value through other comprehensive income, category [member] | loans and advances [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	0	0	0
Level 3 Of Fair Value Hierarchy [Member] | Derivatives hedge accounting [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	9	8	0
Liabilities	0	15	11
Level 3 Of Fair Value Hierarchy [Member] | Financial liabilities held for trading [Member]
Financial instruments at fair value by levels active market [Line Items]
Liabilities	615	395	710
Level 3 Of Fair Value Hierarchy [Member] | Financial liabilities held for trading [Member] | Trading derivatives [Member]
Financial instruments at fair value by levels active market [Line Items]
Liabilities	389	232	175
Level 3 Of Fair Value Hierarchy [Member] | Financial liabilities held for trading [Member] | Short positions [Member]
Financial instruments at fair value by levels active market [Line Items]
Liabilities	0	3	2
Level 3 Of Fair Value Hierarchy [Member] | Financial liabilities held for trading [Member] | deposits [Member]
Financial instruments at fair value by levels active market [Line Items]
Liabilities	226	159	533
Level 3 Of Fair Value Hierarchy [Member] | Financial liabilities at fair value through profit or loss, category [member]
Financial instruments at fair value by levels active market [Line Items]
Liabilities	1,439	1,492	1,382
Level 3 Of Fair Value Hierarchy [Member] | Financial liabilities at fair value through profit or loss, category [member] | Customer deposits [Member]
Financial instruments at fair value by levels active market [Line Items]
Liabilities	0	0	0
Level 3 Of Fair Value Hierarchy [Member] | Financial liabilities at fair value through profit or loss, category [member] | Debt certificates [Member]
Financial instruments at fair value by levels active market [Line Items]
Liabilities	1,439	1,492	1,382
Level 3 Of Fair Value Hierarchy [Member] | Financial liabilities at fair value through profit or loss, category [member] | Other financial liabilities [Member]
Financial instruments at fair value by levels active market [Line Items]
Liabilities	€ 0	€ 0	€ 0